Derivative Financial Instruments and Hedge Accounting - Schedule of Items Designated as Hedging Instruments (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Interest rate risk [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	¥ 9,668,621	¥ 8,264,813
Carrying amounts, Assets	123,466	101,835
Carrying amounts, Liabilities	669,733	587,049
Change in value used for calculating hedge ineffectiveness	(339,667)	(290,527)
Interest rate risk [Member] | Interest rate option [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	210,349	185,621
Carrying amounts, Liabilities	35,274	21,333
Change in value used for calculating hedge ineffectiveness	(18,543)	(16,769)
Interest rate risk [Member] | Debt instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	358,163	391,708
Carrying amounts	8,163,340	6,928,872
Interest rate risk [Member] | Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	10,912	10,702
Carrying amounts	135,120	128,778
Stock price risk [Member] | Equity swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness		3,174
Stock price risk [Member] | Investments at fair value through other comprehensive income [Member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness		(3,199)
Investment securities [Member] | Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	(11,612)	(90,536)
Carrying amounts	¥ 789,990	¥ 707,845